Goodwill and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012
Goodwill and Intangible Assets, Net

3. GOODWILL AND INTANGIBLE ASSETS, NET

The following table summarizes the change in the Company’s goodwill balance during the 40-week period ended October 5, 2013 (dollars in thousands):

Balance – December 29, 2012	$15,002
Acquisition of supermarkets	4,306

Balance – October 5, 2013	$19,308

Intangible assets, net of accumulated amortization, consist of the following (dollars in thousands):

				Weighted
	Gross		Net	Average
	Carrying	Accumulated	Carrying	Amortization
October 5, 2013	Amount	Amortization	Amount	Period
Tradename – indefinite	$41,011	$—	$41,011	Indefinite life
Favorable lease rights	32,651	(17,424)	15,227	9.8
Customer relationships	28,596	(24,766)	3,830	8.4
Franchise agreements	11,538	(6,138)	5,400	11.0
Tradenames – finite	5,310	(2,861)	2,449	8.8
Other	619	(392)	227	5.0

	$119,725	$(51,581)	$68,144	9.4

	Gross		Net
	Carrying	Accumulated	Carrying
December 29, 2012	Amount	Amortization	Amount
Tradename – indefinite	$41,011	$—	$41,011
Favorable lease rights	32,826	(14,759)	18,067
Customer relationships	28,591	(22,794)	5,797
Franchise agreements	11,538	(5,331)	6,207
Tradenames – finite	5,310	(2,222)	3,088
Other	704	(376)	328

	$119,980	$(45,482)	$74,498

The Tops tradename is reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise. Based on the Company’s assessment, no impairment indicators existed during the 40-week periods ended October 5, 2013 and October 6, 2012.

During the 12-week periods ended October 5, 2013 and October 6, 2012, amortization expense was $1.9 million and $1.5 million, respectively. During the 40-week periods ended October 5, 2013 and October 6, 2012, amortization expense was $6.4 million and $5.4 million, respectively. This amortization expense is included in depreciation and amortization in the condensed consolidated statements of comprehensive (loss) income.

During the 12 and 40-week periods ended October 5, 2013, depreciation and amortization in the condensed consolidated statements of comprehensive (loss) income includes $0.3 million and $1.2 million, respectively, of contra-expense related to the amortization of unfavorable lease rights which are classified in other long-term liabilities in the condensed consolidated balance sheets. The unamortized balance of unfavorable lease rights was $7.3 million as of October 5, 2013. Expected future amortization of these unfavorable lease rights is contra-expense of $0.4 million in the remaining period of fiscal 2013, $1.3 million in fiscal 2014, $1.2 million in fiscal 2015, $1.1 million in fiscal 2016, $0.9 million in fiscal 2017 and $2.4 million thereafter.

As of October 5, 2013, expected future amortization of intangible assets is as follows (dollars in thousands):

2013 (remaining period)	$1,794
2014	6,963
2015	5,744
2016	4,283
2017	3,112
Thereafter	5,237

5. GOODWILL AND INTANGIBLE ASSETS, NET

The following table summarizes the change in the Company’s goodwill balance during Fiscal 2012 (dollars in thousands):

Balance – December 31, 2011	$462
Acquisition of GU supermarkets (Note 2)	12,769
Acquisition of independent supermarkets	1,771

Balance – December 29, 2012	$15,002

Goodwill is reviewed annually for impairment on December 1, or more frequently upon the occurrence of trigger events. Based on the Company’s assessment, no goodwill impairments were recorded during Fiscal 2012 or Fiscal 2011.

Intangible assets, net of accumulated amortization, consist of the following (dollars in thousands):

December 29, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period
Tradename – indefinite	$41,011	$—	$41,011	Indefinite life
Favorable lease rights	32,826	(14,759)	18,067	9.8
Customer relationships	28,591	(22,794)	5,797	8.4
Franchise agreements	11,538	(5,331)	6,207	11.0
Tradenames – finite	5,310	(2,222)	3,088	8.8
Other	704	(376)	328	5.0

	$119,980	$(45,482)	$74,498	9.3

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradename – indefinite	$41,011	$—	$41,011
Customer relationships	28,591	(19,643)	8,948
Favorable/unfavorable lease rights	17,789	(6,610)	11,179
Franchise agreements	11,538	(4,288)	7,250
Tradenames – finite	4,310	(1,504)	2,806
Other	706	(237)	469

	$103,945	$(32,282)	$71,663

The Tops tradename is reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise. Based on the Company’s assessment, no impairment was recorded during Fiscal 2012, Fiscal 2011 or Fiscal 2010.

Amortization expense related to intangible assets was $8.6 million, $8.7 million and $10.3 million in Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively. Such amortization is included in administrative expenses in the consolidated statements of comprehensive (loss) income.

Depreciation and amortization in the Fiscal 2012 consolidated statement of operations and comprehensive (loss) income includes $1.6 million of contra-expense related to the amortization of unfavorable lease rights which are classified in other long-term liabilities in the December 29, 2012 consolidated balance sheet. Expected future amortization of these unfavorable lease rights is contra-expense of $1.5 million in Fiscal 2013, $1.3 million in Fiscal 2014, $1.2 million in Fiscal 2015, $1.1 million in Fiscal 2016, $0.9 million in Fiscal 2017 and $2.4 million thereafter.

As of December 29, 2012, expected future amortization of intangible assets is as follows (dollars in thousands):

2013	$8,153
2014	6,962
2015	5,743
2016	4,282
2017	3,111
Thereafter	5,236